Share Capital - Summary of Share Capital (Detail) - CAD ($) shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Outstanding, Beginning of Year	1,228,790	1,228,790
Common Shares Issued Under Stock Option Plan (Note 21)	13	0
Outstanding, End of Period	1,228,803	1,228,790
Outstanding, Beginning of Year	$ 11,040	$ 11,040
Common Shares Issued Under Stock Option Plan (Note 21)	0	0
Outstanding, End of Period	$ 11,040	$ 11,040